Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Transactions With Related Parties
Schedule of balances with related parties

	Year ended December 31,
	2019	2018	2017
	USD

Management and consulting fees (including bonuses) (1)	$365	$471	$505

Other expenses and share-based payment (1)	$83	$50	$79

Patent expenses	$163	$229	$234

Directors' fee and share-based payment (2)	$175	$173	$171

(1) Number of related parties	1	1	1

(2) Number of directors	5	5	5